Basis of consolidation and presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Main Operating Subsidiaries
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2020	As of December 31, 2019
			% Owned
Agencia de Viajes y Turismo Falabella S.A.S. (1)	Operating	Colombia	—	100%
Badurey S.A.	Holding	Uruguay	100%	100%
BD Travelsolution, S. de R.L. de C.V.	Operating	Mexico	100%	—
BDTP Venture, Inc.	Operating	United States	100%	—
Beda Transportation, Inc.	Operating	United States	100%	—
Beda Travel & Tours, Inc.	Operating	United States	100%	—
Beda Travel, Inc.	Holding	United States	100%	—
Click Hoteles.com, LLC	Holding	United States	100%	—
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Desonproc S.L. (6)	Operating	Spain	—	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar Servicios, S.A. de C.V. (5)	Operating	Mexico	100%	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Panama S.A. (6)	Operating	Panama	—	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	—
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A.	Operating	Uruguay	100%	—
Koin Administradora de Cartões e Meios de Pagamento S.A.	Operating	Brazil	84%	—
Rivamor S.A.	Holding	Uruguay	100%	100%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
Servicios Online S.A.S. (1)	Operating	Colombia	—	100%
South Net Chile, LTDA	Operating	Chile	100%	—
South Net Travel, Inc.	Operating	United States	100%	—
South Net Turismo Colombia, S.A.	Operating	Colombia	100%	—
South Net Turismo Perú S.R.L.	Operating	Peru	100%	—
South-Net Turismo Brasil, LTDA	Operating	Brazil	100%	—
South-Net Turismo S.A.	Operating	Argentina	100%	—
Tecnobelt S.A.	Operating	Uruguay	100%	100%
Transporturist, S.A. de C.V.	Operating	Mexico	100%	—
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
Viaceco Travel, S.A. de C.V. (5)	Operating	Mexico	100%	—
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	—

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2020	As of December 31, 2019
Viajes Despegar.com O.N.L.I.N.E. S.A.	Operating	Costa Rica	100%	100%
Viajes Falabella S.A. (2)	Operating	Argentina	—	100%
Viajes Falabella S.A.C. (3)	Operating	Peru	—	100%
Viajes Falabella SpA (4)	Operating	Chile	—	100%

(1)	Merged with and into Despegar Colombia S.A.S.
(2)	Merged with and into Despegar.com.ar S.A.
(3)	Merged with and into Despegar.com Peru S.A.C.
(4)	Merged with and into Despegar.com Chile SpA.
(5)	Merged with and into Despegar.com México S.A. de C.V. on January 1, 2021.
(6)	Liquidated as of December 31, 2020.